DISPOSITION OF DISCONTINUED OPERATIONS BRALORNE GOLD MINES LTD (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of consolidated statements of cash flows
Cash generated by (used in):	2021	2020	2019

Cash flow used in operating activities	$-	$-	$(19)
Cash flow used in financing activities	-	-	(258)
Cash flow used in investing activities	-	-	(5,583)
Net cash decrease from discontinued operations	$-	$-	$(5,860)

Schedule of comparative net income (loss)
Cash proceeds	$6,599
Talisker shares	2,243
Talisker warrants	716
Total proceeds	$9,558
Net assets sold and derecognized:
Cash	1,495
Other current assets	242
Exploration and evaluation assets	45,613
Plant and equipment	1,745
Other long-term assets	19
Current portion of finance lease obligations and equipment loans	(175)
Non-current portion of finance lease obligations and equipment loans	(111)
Site restoration obligation	(10,828)
Foreign currency translation adjustments	(42)
37,958
Loss on disposition before selling costs	(28,400)
Selling costs	(490)
Loss on disposition, net	(28,890)
	2021	2020	2019
Revenue from mining operations	$-	$-	$-
Cost of sales	-	-	-
Mine operating income (loss)	-	-	-

Operating expenses (income)	-	-	16
Accretion of reclamation provision	-	-	217
Gain on sale of assets	-	-	2
Other items	-	-	1
Loss on disposition	-	169	28,890
Net loss before income taxes	-	(169)	(29,126)
Income taxes	-	-	-
Net loss from discontinued operations and on disposal	$-	$(169)	$(29,126)